Consolidated Balance Sheets (Parentheticals) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Consolidated Balance Sheets (Parenthetical) [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	2,600	2,600
Common Stock, Shares, Issued	362.2	327.6
Common Stock, Shares, Outstanding	362.2	327.6